Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Common Class A [Member]
Ordinary shares, par value	$ 0.00096	$ 0.00096
Ordinary shares, shares authorized	6,500,000,000	26,041,667
Ordinary shares, shares issued	1,079,569	124,837
Ordinary shares, shares outstanding	1,079,569	124,837
Common Class B [Member]
Ordinary shares, par value	$ 0.00096	$ 0.00096
Ordinary shares, shares authorized	6,500,000,000	26,041,667
Ordinary shares, shares issued	305,947	48,648
Ordinary shares, shares outstanding	305,947	48,648
Common Class C [Member]
Ordinary shares, par value	$ 0.00096
Ordinary shares, shares authorized	6,500,000,000
Ordinary shares, shares issued	0
Ordinary shares, shares outstanding	0